Income Taxes (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Income Taxes
Schedule of reconciliations between the entity's effective income tax rate and the U.S. statutory rate

	Three Months Ended September 30,		Nine Months Ended September 30,
	2012	2011	2012	2011
Statutory U.S. Federal income tax rate	(35.0)%	(35.0)%	(35.0)%	(35.0)%
State income taxes, net of U.S. Federal income tax	(3.3)	(3.7)	(2.9)	(3.6)
Permanent items	0.2	3.3	0.9	2.8
Valuation allowance	38.1	36.7	24.8	3.3
Other	0.4	(3.7)	0.6	1.2
Effective income tax rate	0.4%	(2.4)%	(11.6)%	(31.3)%

	Year Ended December 31,
	2011	2010	2009
Statutory U.S. Federal income tax rate	(35.0)%	(35.0)%	(35.0)%
State income taxes, net of U.S. Federal income tax	(3.4)	(4.0)	(4.8)
Valuation allowance	5.8	42.2	—
Permanent items	2.3	1.0	0.7
Deferred item adjustments	2.7	2.0	0.9

Effective income tax rate	(27.6)%	6.2%	(38.2)%